Subsequent events	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Subsequent Events [Text Block]

23. Subsequent Events

(a) Dividend declaration: On February 14, 2012, the Board of Directors declared a dividend of $0.15 per common share, totaling $10,635, payable to all shareholders of record as of February 24, 2012, on February 29, 2012.

(b) Credit facility: In February 2012, the Company accepted a commitment letter from a bank for a reducing revolving credit facility for up to $18,000, which will be used to finance part of the purchase price of Hull 631 (the “Maxeikositria credit facility”). The Maxeikositria credit facility will be made available upon delivery by the shipyard of Hull 631. The Maxeikositria credit facility is repayable over seven years in 14 semi-annual consecutive installments commencing six months after loan drawdown and a balloon payment payable with the final installment and will be secured by a first priority mortgage over Hull 631 and other usual maritime securities and a corporate guarantee by Safe Bulkers, which provides for the financial covenants described in Note 7.

(c) Shipbuilding contract: In February 2012, Shikokuepta entered into a shipbuilding contract for the acquisition of a Post-Panamax class newbuild vessel, scheduled to be delivered in the second half of 2014.